JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(Class A and Class C Shares)
(each a series of JPMorgan Trust I)

Supplement dated November 21, 2008
to the Prospectuses dated November 1, 2008

JPMorgan SmartRetirement 2025 Fund

The following “Annual Fund Operating Expenses” and “Example — If You Sell Your Shares Your Cost Would Be/If You Do Not Sell Your Shares Your Cost Would Be” tables from the JPMorgan SmartRetirement 2025 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding tables on pages 32 and 33 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.03	0.53
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.76	0.76
Total Annual Fund Operating Expenses[4]	1.29	2.29
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.09)	(0.59)
Net Expenses[5]	1.20	1.70

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.53% and 1.53% of the average daily net assets for Class A and Class C Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

SUP-SRAC-1108

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	567	832	1,117	1,929
CLASS C SHARES** ($)	273	659	1,172	2,580

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	567	832	1,117	1,929
CLASS C SHARES ($)	173	659	1,172	2,580

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

JPMorgan SmartRetirement 2035 Fund

The following “Annual Fund Operating Expenses” and “Example — If You Sell Your Shares Your Cost Would Be/If You Do Not Sell Your Shares Your Cost Would Be” tables from the JPMorgan SmartRetirement 2035 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding tables on pages 44 and 45 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	0.08	0.80
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.81	0.81
Total Annual Fund Operating Expenses[4]	1.39	2.61
Fee Waivers and/or Expenses Reimbursements[1,5]	(0.14)	(0.86)
Net Expenses[5]	1.25	1.75

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.58% and 1.80% of the average daily net assets for Class A and Class C Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	572	857	1,164	2,032
CLASS C SHARES** ($)	278	730	1,308	2,880

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	572	857	1,164	2,032
CLASS C SHARES ($)	178	730	1,308	2,880

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

JPMorgan SmartRetirement 2045 Fund

The following “Annual Fund Operating Expenses” and “Example — If You Sell Your Shares Your Cost Would Be/If You Do Not Sell Your Shares Your Cost Would Be” tables from the JPMorgan SmartRetirement 2045 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding tables on pages 56 and 57 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	1.78	2.55
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.82	0.82
Total Annual Fund Operating Expenses[4]	3.10	4.37
Fee Waivers and/or Expenses Reimbursements[1,5]	(1.84)	(2.61)
Net Expenses[5]	1.26	1.76

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.28% and 3.55% of the average daily net assets for Class A and Class C Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	573	1,199	1,849	3,585
CLASS C SHARES** ($)	279	1,087	2,006	4,356

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	573	1,199	1,849	3,585
CLASS C SHARES ($)	179	1,087	2,006	4,356

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

JPMorgan SmartRetirement 2050 Fund

The following “Annual Fund Operating Expenses” and “Example — If You Sell Your Shares Your Cost Would Be/If You Do Not Sell Your Shares Your Cost Would Be” tables from the JPMorgan SmartRetirement 2050 Fund in the “Fees and Expenses for Class A and Class C Shares” section of the Class A and Class C Shares Prospectus replace the corresponding tables on pages 61 and 62 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)

(Expenses that are deducted from Fund assets)

	Class A	Class C
Management Fees	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees[1]	0.25	0.25
Other Expenses[2]	2.60	2.90
Acquired Fund (Underlying Fund) Fee and Expenses[3]	0.82	0.82
Total Annual Fund Operating Expenses[4]	3.92	4.72
Fee Waivers and/or Expenses Reimbursements[1,5]	(2.66)	(2.96)
Net Expenses[5]	1.26	1.76

1	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

2	“Other Expenses” are based on actual amounts for the most recent fiscal year.

3	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

4	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.44% and 0.94%, respectively, of the average daily net assets of the Class A and Class C Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 3.10% and 3.90% of the average daily net assets for Class A and Class C Shares, respectively. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	573	1,358	2,160	4,242
CLASS C SHARES** ($)	279	1,156	2,139	4,620

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	573	1,358	2,160	4,242
CLASS C SHARES ($)	179	1,156	2,139	4,620

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(Select Class Shares)
(each a series of JPMorgan Trust I)

Supplement dated November 21, 2008
to the Prospectuses dated November 1, 2008

JPMorgan SmartRetirement 2025 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2025 Fund in the “Fees and Expenses for Select Class Shares” section of the Select Class Shares Prospectus replace the corresponding tables on pages 32 and 33 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Select Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.30
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.76
Total Annual Fund Operating Expenses[5]	1.31
Fee Waivers and/or Expenses Reimbursements[2,6]	(0.36)
Net Expenses[6]	0.95

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.55% of the average daily net assets for Select Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

SUP-SRS-1108

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
97	380	684	1,548

JPMorgan SmartRetirement 2035 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2035 Fund in the “Fees and Expenses for Select Class Shares” section of the Select Class Shares Prospectus replace the corresponding tables on pages 44 and 45 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Select Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.33
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.81
Total Annual Fund Operating Expenses[5]	1.39
Fee Waivers and/or Expenses Reimbursements[2,6]	(0.39)
Net Expenses[6]	1.00

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.58% of the average daily net assets for Select Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
102	402	723	1,635

JPMorgan SmartRetirement 2045 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2045 Fund in the “Fees and Expenses for Select Class Shares” section of the Select Class Shares Prospectus replace the corresponding tables on pages 56 and 57 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Select Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	1.89
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses[5]	2.96
Fee Waivers and/or Expenses Reimbursements[2,6]	(1.95)
Net Expenses[6]	1.01

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.14% of the average daily net assets for Select Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
103	731	1,385	3,141

JPMorgan SmartRetirement 2050 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2050 Fund in the “Fees and Expenses for Select Class Shares” section of the Select Class Shares Prospectus replace the corresponding tables on pages 61 and 62 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Select Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.25
Other Expenses[3]	2.27
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses[5]	3.34
Fee Waivers and/or Expenses Reimbursements[2,6]	(2.33)
Net Expenses[6]	1.01

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.19% of the average daily net assets of the Select Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.52% of the average daily net assets for Select Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
103	809	1,539	3,472

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(Institutional Class Shares)
(each a series of JPMorgan Trust I)

Supplement dated November 21, 2008
to the Prospectuses dated November 1, 2008

JPMorgan SmartRetirement 2025 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2025 Fund in the “Fees and Expenses for Institutional Class Shares” section of the Institutional Class Shares Prospectus replace the corresponding tables on pages 32 and 33 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.40
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.76
Total Annual Fund Operating Expenses[5]	1.26
Fee Waivers and/or Expenses Reimbursements[2,6]	(0.46)
Net Expenses[6]	0.80

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds up to 0.10%. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.” As a result of this waiver, the combined shareholder servicing fee of the Fund and the underlying funds will not exceed 0.10%.

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.50% of the average daily net assets for Institutional Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

SUP-SRI-1108

YOUR COST (%)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
82	354	647	1,482

JPMorgan SmartRetirement 2035 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2035 Fund in the “Fees and Expenses for Institutional Class Shares” section of the Institutional Class Shares Prospectus replace the corresponding tables on pages 44 and 45 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	0.53
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.81
Total Annual Fund Operating Expenses[5]	1.44
Fee Waivers and/or Expenses Reimbursements[2,6]	(0.59)
Net Expenses[6]	0.85

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds up to 0.10%. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.” As a result of this waiver, the combined shareholder servicing fee of the Fund and the underlying funds will not exceed 0.10%.

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.63% of the average daily net assets for Institutional Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
87	397	731	1,673

JPMorgan SmartRetirement 2045 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2045 Fund in the “Fees and Expenses for Institutional Class Shares” section of the Institutional Class Shares Prospectus replace the corresponding tables on pages 56 and 57 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	1.29
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses[5]	2.21
Fee Waivers and/or Expenses Reimbursements[2,6]	(1.35)
Net Expenses[6]	0.86

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds up to 0.10%. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.” As a result of this waiver, the combined shareholder servicing fee of the Fund and the underlying funds will not exceed 0.10%.

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 1.39% of the average daily net assets for Institutional Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
88	561	1,061	2,438

JPMorgan SmartRetirement 2050 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2050 Fund in the “Fees and Expenses for Institutional Class Shares” section of the Institutional Class Shares Prospectus replace the corresponding tables on pages 61 and 62 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Institutional Class
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees[2]	0.10
Other Expenses[3]	2.38
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses[5]	3.30
Fee Waivers and/or Expenses Reimbursements[2,6]	(2.44)
Net Expenses[6]	0.86

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. The shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds up to 0.10%. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.” As a result of this waiver, the combined shareholder servicing fee of the Fund and the underlying funds will not exceed 0.10%.

3	“Other Expenses” are based on actual amounts for the most recent fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund (Underlying Fund) Fees and Expenses.

6	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.04% of the average daily net assets of the Institutional Class Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.48% of the average daily net assets for Institutional Class Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
88	787	1,510	3,428

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(Class R2 Shares)
(each a series of JPMorgan Trust I)

Supplement dated November 21, 2008
to the Prospectuses dated November 1, 2008

JPMorgan SmartRetirement 2025 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2025 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding tables on pages 32 and 33 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.03
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.76
Total Annual Fund Operating Expenses	1.54
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.09)
Net Expenses[5]	1.45

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.78% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

SUP-SR-R2-1108

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
148	478	831	1,827

JPMorgan SmartRetirement 2035 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2035 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding tables on pages 44 and 45 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	0.08
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.81
Total Annual Fund Operating Expenses	1.64
Fee Waivers and/or Expenses Reimbursements[2,5]	(0.14)
Net Expenses	1.50

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 0.83% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
153	504	879	1,932

JPMorgan SmartRetirement 2045 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2045 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding tables on pages 56 and 57 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	1.78
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses	3.35
Fee Waivers and/or Expenses Reimbursements[2,5]	(1.84)
Net Expenses	1.51

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 2.53% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
154	859	1,587	3,515

JPMorgan SmartRetirement 2050 Fund

The following “Annual Fund Operating Expenses” and “Example — Your Cost” tables from the JPMorgan SmartRetirement 2050 Fund in the “Fees and Expenses for Class R2 Shares” section of the Class R2 Shares Prospectus replace the corresponding tables on pages 61 and 62 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (%)1

(Expenses that are deducted from Fund assets)

Class R2
Management Fees	NONE
Distribution (Rule 12b-1) Fees	0.50
Shareholder Service Fees[2]	0.25
Other Expenses[3]	2.60
Acquired Fund (Underlying Fund) Fee and Expenses[4]	0.82
Total Annual Fund Operating Expenses	4.17
Fee Waivers and/or Expenses Reimbursements[2,5]	(2.66)
Net Expenses	1.51

1	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual sub-minimum account fee may be applicable.

2	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursements.”

3	“Other Expenses” are based on estimated amounts for the current fiscal year.

4	“Acquired Fund (Underlying Fund) Fees and Expenses” are based on the allocation of the Fund’s assets among the underlying funds calculated on a daily basis through the Fund’s last fiscal year. This amount reflects the allocation through the Fund’s last fiscal year and does not reflect subsequent allocations among the underlying funds. The Fund invests in Class R5 Shares in the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R5 Shares, the Fund will invest in Institutional Class Shares, if available. To the extent that an underlying fund does not offer Class R5 Shares or Institutional Class Shares, the Fund will invest in Select Class Shares, if available. Acquired Fund (Underlying Fund) Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

5	JPMIM, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend expenses related to short sales, interest, taxes, and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.69% of the average daily net assets of the Class R2 Shares through 10/31/09. Without the Acquired Fund (Underlying Fund) Fees and Expenses, the Total Annual Fund Operating Expenses of the Fund would be 3.35% of the average daily net assets for Class R2 Shares. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

YOUR COST ($)

(with or without redemption)

1 Year	3 Years	5 Years	10 Years
154	1,024	1,909	4,186

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE